Equity - Schedule of Assumptions (Details) - $ / shares		12 Months Ended
	Aug. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Volatility rate			80.00%
Risk-free rate			0.79%
Risk-free rate, minimum		0.69%
Risk-free rate, maximum		1.45%
Dividend yield		0.00%	0.00%
Substitute Warrants
Class of Warrant or Right [Line Items]
Volatility rate		80.00%
Risk-free rate, minimum		0.03%
Risk-free rate, maximum		0.32%
Preferred Investment Options
Class of Warrant or Right [Line Items]
Strike price	$ 12.00
Volatility rate	85.90%
Risk-free rate	0.43%
Expected term	3 years
Dividend yield	0.00%
Private Placement
Class of Warrant or Right [Line Items]
Strike price	$ 13.78
Volatility rate	85.90%
Risk-free rate	0.43%
Expected term	3 years
Dividend yield	0.00%
Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Volatility rate		80.00%
Risk-free rate, minimum		0.03%
Risk-free rate, maximum		0.32%
Minimum [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 6.44	$ 2.22
Volatility rate		80.00%
Expected term		5 years 3 months	4 years 8 months 8 days
Minimum [Member] | Substitute Warrants
Class of Warrant or Right [Line Items]
Strike price		$ 1.53
Expected term		6 months 25 days
Minimum [Member] | Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 7.58
Expected term		6 months 25 days
Maximum
Class of Warrant or Right [Line Items]
Strike price		$ 23.41	$ 3.07
Volatility rate		85.90%
Expected term		6 years 6 months	5 years 11 months 1 day
Maximum | Substitute Warrants
Class of Warrant or Right [Line Items]
Strike price		$ 3.19
Expected term		4 years 5 months 1 day
Maximum | Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 15.84
Expected term		4 years 5 months 1 day